Bonds Payable (Details) - Schedule of bonds payable - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Bonds payable
Bonds payable, Total	$ 29,915	$ 29,915	$ 73,803
Long-term bonds payable
Long-term bonds payable, Total	137,490	73,147	29,259
Huzhou Saiyuan [Member]
Bonds payable
Bonds payable, Total			43,888
Long-term bonds payable
Long-term bonds payable, Total		73,147	29,259
Third-party investors [Member]
Bonds payable
Bonds payable, Total	$ 29,915	$ 29,915	$ 29,915